Note 13 - Subsequent Event (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	9 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Proceeds from Issuance of Common Stock			$ 25,771	$ 44,957	$ 14,000
Proceeds from Related Party Debt				$ 3,328
Subsequent Event [Member] | Dalian Wanchun Biotechnology Co., Ltd. [Member]
Proceeds from Related Party Debt		$ 2,537
Subsequent Event [Member] | Underwriters [Member]
Stock Issued During Period, Shares, New Issues	57,144
Shares Issued, Price Per Share	$ 13.50		$ 13.50
Proceeds from Issuance of Common Stock	$ 771
Public Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues		1,851,852
Shares Issued, Price Per Share		$ 13.50
Proceeds from Issuance of Common Stock		$ 25,000